Risks and Concentration (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Bank A | CN
Risks and Concentration
Cash deposited into bank	¥ 61,874
Percentage of cash and cash equivalents and restricted cash balance	31.00%	31.00%
Bank B | HK
Risks and Concentration
Cash deposited into bank	¥ 45,149	$ 6,546
Percentage of cash and cash equivalents and restricted cash balance	23.00%	23.00%